Condensed Consolidating Financial Information (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Long-term debt	$ 6,042	$ 6,691
Recourse Debt
Debt Instrument
Long-term debt	6,008	$ 6,523
Senior Notes due 2026 To 2048 | Recourse Debt
Debt Instrument
Long-term debt	4,400
Senior Secured First Lien Notes due 2024 to 2029 | Recourse Debt
Debt Instrument
Long-term debt	$ 1,100